Equity Investments (Details) ¥ in Millions	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Oct. 31, 2022 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)
Equity Investments [Line Items]
Cash consideration | ¥												¥ 11.5
Reimbursement	$ 200,000	¥ 1.7
Total payment	$ 1,622,972	11.6
Zhejiang Yongyi. [Member]
Equity Investments [Line Items]
Equity investment					$ 2,261,433	¥ 16.2		$ 2,229,194	¥ 16.2
Percentage of Equity Interest			9.00%				9.00%
Zhejiang Yongyi [Member]
Equity Investments [Line Items]
Percentage of Equity Interest	9.00%		65.50%				65.50%				9.00%	9.00%
Consideration			$ 16,300,000	¥ 118.3
Fair market value			$ 2,300,000				¥ 16.3
Shanghai Kuanyu Digital Technology Co., Ltd [Member]
Equity Investments [Line Items]
Percentage of Equity Interest										9.00%
Cash consideration | ¥										¥ 16.2
Shanghai Arbitration Commission [Member]
Equity Investments [Line Items]
Consideration | ¥		¥ 10.0
Fair market value	$ 1,400,000
Zhejiang Yongyi [Member]
Equity Investments [Line Items]
Cash consideration											$ 1,800,000
Accrued loss payments	$ 209,392
Related Party [Member]
Equity Investments [Line Items]
Other current liabilities					29,826,131			$ 19,807,637
Related Party [Member] | Zhejiang Yongyi [Member]
Equity Investments [Line Items]
Other current liabilities					$ 1,400,000	¥ 10.0